Share-Based Compensation	12 Months Ended
Dec. 31, 2013
Share-based Compensation [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
21. Share-Based Compensation
The Company issues share-based compensation awards under the EverBank Financial Corp Equity Incentive Plan. These awards include stock options and nonvested stock. All awards granted are approved by the Compensation Committee of the Board of Directors. New common shares are issued from authorized and available shares. At December 31, 2013 a total of 14,164,002 shares were available for future grants. The Company’s compensation expense and its related income tax benefit are as follows:

	2013	2012	2011
Share-based compensation expense recorded in salaries, commissions and other employee benefits expense	$4,455	$3,993	$3,732
Share-based compensation expense recorded in general and administrative expense	324	259	—
Income tax benefit	1,816	1,616	1,318

Option Plans — The Company issues stock options under the EverBank Financial Corp Equity Incentive Plan. These options allow certain employees of the Company and other subsidiaries to purchase shares of common stock as an incentive for continued performance.
The fair value of options, as determined by the Black-Scholes option-pricing model, is recognized as compensation expense on a straight-line basis over the vesting period. In determining compensation expense, the Company evaluates annual forfeiture rates for stock options based on historical experience. Compensation cost not yet recognized for nonvested options was $7,067 at December 31, 2013 and is expected to be recognized over a weighted average period of 1.6 years.
Significant assumptions used in the Black-Scholes option-pricing model to determine the fair value of stock options are as follows:

	2013			2012			2011
Risk-free interest rate	1.52%	-	1.76%	1.52%	-	1.93%	2.67%	-	3.33%
Expected volatility	38.93%			25.42%			25.34%	-	25.99%
Weighted-average expected volatility	38.93%			25.42%			25.66%
Expected term (years)	9.1			8.8			8.8
Dividend yield	0.55%			—%			—%

The risk-free interest rate is based on the U.S. Treasury constant maturity yield for treasury securities with maturities approximating the expected life of the options granted on the date of grant. The expected option terms were based on the Company’s historical exercise and post-vesting termination behaviors. The Company analyzes a group of publicly-traded peer institutions to determine the expected volatility of its stock. The peer group is assessed for adequacy annually, or as circumstances indicate significant changes to the composition of the peer group are warranted. Volatility for the Company's stock is estimated utilizing the average volatility calculated for the peer group, which is based upon daily price observations over the estimated term of the options granted.
Options vest over various periods, generally one to five years, and terms range from five to 10 years. Based on historical experience and the characteristics of the grantee, the Company uses estimated forfeiture rates that range from 0% to 20% over the term of the options. Amounts included in compensation expense reflect the fair value of the underlying options as of the grant date multiplied by the number of options expected to vest, accrued on a straight-line basis over the applicable vesting period.
A summary of the Company’s stock option activity for the year ended December 31, 2013, is as follows:

	Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding, beginning of year	11,551,087	$11.60
Granted	540,292	16.70
Exercised	(1,557,750)	8.15		$11,232
Forfeited	(196,073)	13.66
Canceled	(17,673)	12.07
Outstanding, end of year	10,319,883	$12.35	5.3	$61,946

Options exercisable at year end	7,125,780	$11.37	4.4	$49,767
Options vested and expected to vest	9,977,466	$12.30	5.2	$38,693

The following table provides additional information related to options awarded and options exercised for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Options awarded	540,292	774,960	741,187
Weighted-average grant date fair value of options awarded	$7.53	$6.98	$5.29
Options exercised	1,557,750	649,200	523,845
Total intrinsic value of options exercised	$11,232	$5,633	$5,970
Cash received upon exercise of options	$12,694	$2,874	$1,604
Tax benefits realized upon exercise of options	$3,349	$1,950	$2,255

Nonvested Stock — The Company issues nonvested shares of stock to certain employees as an incentive for continued employment and certain directors in lieu of cash payouts for compensation. The shares generally vest based on future service with the Company. Compensation expense is based on the estimated fair value of the shares at the date of issuance and is recognized on a straight-line basis over the applicable vesting schedule. Compensation expense not yet recognized for nonvested stock was $4,029 at December 31, 2013 and is expected to be recognized over a weighted-average period of 2.2 years.
A summary of the Company’s nonvested stock activity for the years ended December 31, 2013, 2012 and 2011 is as follows:

	2013		2012		2011
	Nonvested Stock	Weighted- Average Grant Date Fair Value	Nonvested Stock	Weighted- Average Grant Date Fair Value	Nonvested Stock	Weighted- Average Grant Date Fair Value
Outstanding, beginning of year	163,735	$9.71	470,605	$7.52	629,265	$7.13
Issued	296,242	16.48	62,100	13.41	14,175	14.33
Vested	(80,610)	9.55	(368,970)	7.50	(169,695)	6.56
Forfeited	(6,760)	16.71	—	—	(3,140)	11.69
Outstanding, end of year	372,607	$15.00	163,735	$9.71	470,605	$7.52